Transactions with Related Parties and Shareholders - Summary of Receivables/(Payables) from/(to) Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total Receivables	$ 8,313,623	$ 10,781,063
Total Payables		507,047
Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total Receivables	$ 8,313,623	5,520,055
Total Payables		507,047
Syndication Partner
Related Party Transaction [Line Items]
Total Receivables		$ 5,261,008